JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 5/15/06)
CLASS A SHARES
Return Before Taxes	(5.71)%	3.41%	4.08%
Return After Taxes on Distributions	(6.53)	2.44	2.98
Return After Taxes on Distributions and Sale of Fund Shares	(3.07)	2.26	2.79
CLASS C SHARES
Return Before Taxes	(2.87)	3.69	3.95
CLASS I SHARES
Return Before Taxes	(1.05)	4.47	4.74
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	4.46	4.23
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.72	4.49
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.57	4.04

SUP-SRI-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2020 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 22 and 23 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 5/15/06)
CLASS A SHARES
Return Before Taxes	(5.43)%	5.30%	4.79%
Return After Taxes on Distributions	(6.39)	4.24	3.71
Return After Taxes on Distributions and Sale of Fund Shares	(2.76)	3.77	3.42
CLASS C SHARES
Return Before Taxes	(2.65)	5.58	4.66
CLASS I SHARES
Return Before Taxes	(0.89)	6.38	5.45
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	6.30	5.01
S&P TARGET DATE 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	6.56	5.27
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	5.64	4.77

SUP-SR2020-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2025 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 30 and 31 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS A SHARES
Return Before Taxes	(5.64)%	5.91%	4.20%
Return After Taxes on Distributions	(6.55)	4.83	3.22
Return After Taxes on Distributions and Sale of Fund Shares	(2.85)	4.28	2.98
CLASS C SHARES
Return Before Taxes	(2.80)	6.20	4.14
CLASS I SHARES
Return Before Taxes	(1.02)	7.00	4.92
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	6.69	4.27
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	6.96	4.53
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.56)	6.22	3.78

SUP-SR2025-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2030 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 38 and 39 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 5/15/06)
CLASS A SHARES
Return Before Taxes	(5.98)%	6.25%	5.13%
Return After Taxes on Distributions	(6.83)	5.24	4.15
Return After Taxes on Distributions and Sale of Fund Shares	(3.00)	4.59	3.78
CLASS C SHARES
Return Before Taxes	(3.17)	6.52	5.00
CLASS I SHARES
Return Before Taxes	(1.45)	7.32	5.79
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	7.06	5.12
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	7.33	5.39
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	6.50	4.67

SUP-SR2030-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2035 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 46 and 47 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS A SHARES
Return Before Taxes	(6.15)%	6.64%	4.35%
Return After Taxes on Distributions	(6.96)	5.60	3.46
Return After Taxes on Distributions and Sale of Fund Shares	(3.07)	4.90	3.16
CLASS C SHARES
Return Before Taxes	(3.36)	6.93	4.28
CLASS I SHARES
Return Before Taxes	(1.63)	7.72	5.07
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	7.38	4.20
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	7.65	4.46
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.75)	6.98	3.88

SUP-SR2035-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2040 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 54 and 55 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 5/15/06)
CLASS A SHARES
Return Before Taxes	(6.30)%	6.76%	5.36%
Return After Taxes on Distributions	(7.10)	5.79	4.42
Return After Taxes on Distributions and Sale of Fund Shares	(3.13)	5.03	4.00
CLASS C SHARES
Return Before Taxes	(3.50)	7.05	5.24
CLASS I SHARES
Return Before Taxes	(1.80)	7.85	6.03
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	7.60	5.18
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	7.87	5.44
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(2.02)	6.50	4.56

SUP-SR2040-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2045 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 62 and 63 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS A SHARES
Return Before Taxes	(6.20)%	6.79%	4.59%
Return After Taxes on Distributions	(6.99)	5.78	3.68
Return After Taxes on Distributions and Sale of Fund Shares	(3.08)	5.04	3.34
CLASS C SHARES
Return Before Taxes	(3.46)	7.08	4.53
CLASS I SHARES
Return Before Taxes	(1.74)	7.88	5.31
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	7.76	4.12
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	8.03	4.38
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.85)	7.31	3.98

SUP-SR2045-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2050 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 70 and 71 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS A SHARES
Return Before Taxes	(6.21)%	6.77%	4.61%
Return After Taxes on Distributions	(6.99)	5.75	3.68
Return After Taxes on Distributions and Sale of Fund Shares	(3.10)	5.02	3.35
CLASS C SHARES
Return Before Taxes	(3.42)	7.06	4.54
CLASS I SHARES
Return Before Taxes	(1.64)	7.87	5.33
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	7.93	4.22
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	8.20	4.48
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(2.04)	6.73	3.59

SUP-SR2050-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 78 and 79 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (since 1/31/12)
CLASS A SHARES
Return Before Taxes	(6.19)%	8.56%
Return After Taxes on Distributions	(6.88)	7.69
Return After Taxes on Distributions and Sale of Fund Shares	(3.18)	6.46
CLASS C SHARES
Return Before Taxes	(3.43)	9.13
CLASS I SHARES
Return Before Taxes	(1.68)	9.97
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	9.91
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.19
LIPPER MIXED-ASSET TARGET 2055+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.66)	9.14

SUP-SR2055-ACI-717

After-tax returns are shown only for the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 99 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 5 and 6 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SRI-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 5/15/06)
CLASS R2 SHARES
Return Before Taxes	(1.49)%	4.10%	4.39%
Return After Taxes on Distributions	(2.26)	3.21	3.34
Return After Taxes on Distributions and Sale of Fund Shares	(0.69)	2.84	3.06
CLASS R5 SHARES
Return Before Taxes	(1.01)	4.62	4.89
CLASS R6 SHARES
Return Before Taxes	(0.97)	4.63	4.90
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	4.46	4.23
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.72	4.49
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.57	4.04

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2020 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 20 and 21 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2020-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 5/15/06)
CLASS R2 SHARES
Return Before Taxes	(1.22)%	6.01%	5.10%
Return After Taxes on Distributions	(2.14)	5.02	4.07
Return After Taxes on Distributions and Sale of Fund Shares	(0.37)	4.36	3.70
CLASS R5 SHARES
Return Before Taxes	(0.76)	6.54	5.61
CLASS R6 SHARES
Return Before Taxes	(0.65)	6.56	5.62
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	6.30	5.01
S&P TARGET DATE 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	6.56	5.27
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	5.64	4.77

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2025 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 27 and 28 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2025-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 7/31/07)
CLASS R2 SHARES
Return Before Taxes	(1.36)%	6.63%	4.55%
Return After Taxes on Distributions	(2.22)	5.61	3.63
Return After Taxes on Distributions and Sale of Fund Shares	(0.42)	4.88	3.29
CLASS R5 SHARES
Return Before Taxes	(0.94)	7.14	5.07
CLASS R6 SHARES
Return Before Taxes	(0.89)	7.16	5.08
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	6.69	4.27
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.00 [2]	6.96	4.53
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.56)	6.22	3.78

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2030 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 34 and 35 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2030-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 5/15/06)
CLASS R2 SHARES
Return Before Taxes	(1.78)%	6.95%	5.44%
Return After Taxes on Distributions	(2.59)	6.01	4.51
Return After Taxes on Distributions and Sale of Fund Shares	(0.63)	5.18	4.06
CLASS R5 SHARES
Return Before Taxes	(1.31)	7.48	5.95
CLASS R6 SHARES
Return Before Taxes	(1.25)	7.50	5.96
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	7.06	5.12
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	7.33	5.39
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	6.50	4.67

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2035 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 41 and 42 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2035-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 7/31/07)
CLASS R2 SHARES
Return Before Taxes	(1.97)%	7.35%	4.70%
Return After Taxes on Distributions	(2.74)	6.38	3.86
Return After Taxes on Distributions and Sale of Fund Shares	(0.71)	5.50	3.47
CLASS R5 SHARES
Return Before Taxes	(1.50)	7.88	5.23
CLASS R6 SHARES
Return Before Taxes	(1.44)	7.91	5.24
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	7.38	4.20
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	7.65	4.46
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.75)	6.98	3.88

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2040 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 48 and 49 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2040-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 5/15/06)
CLASS R2 SHARES
Return Before Taxes	(2.13)%	7.47%	5.68%
Return After Taxes on Distributions	(2.91)	6.56	4.77
Return After Taxes on Distributions and Sale of Fund Shares	(0.77)	5.63	4.27
CLASS R5 SHARES
Return Before Taxes	(1.65)	8.01	6.19
CLASS R6 SHARES
Return Before Taxes	(1.60)	8.02	6.19
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	7.60	5.18
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	7.87	5.44
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE [2]
(Reflects No Deduction for Taxes)	(2.02)	6.50	4.56

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 5/15/06. Performance for the benchmark is from 5/31/06.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2045 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 55 and 56 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2045-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS R2 SHARES
Return Before Taxes	(2.05)%	7.50%	4.94%
Return After Taxes on Distributions	(2.81)	6.55	4.08
Return After Taxes on Distributions and Sale of Fund Shares	(0.74)	5.64	3.65
CLASS R5 SHARES
Return Before Taxes	(1.55)	8.06	5.46
CLASS R6 SHARES
Return Before Taxes	(1.61)	8.06	5.46
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	7.76	4.12
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	8.03	4.38
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.85)	7.31	3.98

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2050 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 62 and 63 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2050-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Life of Fund (Since 7/31/07)
CLASS R2 SHARES
Return Before Taxes	(2.05)%	7.48%	4.96%
Return After Taxes on Distributions	(2.80)	6.53	4.08
Return After Taxes on Distributions and Sale of Fund Shares	(0.75)	5.62	3.66
CLASS R5 SHARES
Return Before Taxes	(1.56)	8.03	5.48
CLASS R6 SHARES
Return Before Taxes	(1.45)	8.05	5.50
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	7.93	4.22
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	8.20	4.48
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(2.04)	6.73	3.59

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the “Old Index”). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the “New Index”). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund’s S&P Target Date Retirement Index will not change and there will be no change in the Fund’s investment strategies as a result of the change.

The following “The Fund’s Past Performance” and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Prospectus replace the corresponding paragraph and table on pages 69 and 70 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year over the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The Class R3 and Class R4 Shares commenced operations on 9/9/16 and therefore, do not have a full year of performance. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-SR2055-R-717

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (Since 1/31/12)
CLASS R2 SHARES
Return Before Taxes	(2.05)%	9.58%
Return After Taxes on Distributions	(2.70)	8.77
Return After Taxes on Distributions and Sale of Fund Shares	(0.84)	7.30
CLASS R5 SHARES
Return Before Taxes	(1.61)	10.11
CLASS R6 SHARES
Return Before Taxes	(1.51)	10.14
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	9.91
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.19
LIPPER MIXED-ASSET TARGET 2055+ FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(1.66)	9.14

After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

In addition, the section in the Prospectus titled “More Information on S&P Target Date Index Series” on page 89 is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE